Going Concern (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013	Feb. 13, 2015
Loans with breached covenants	$ 259,537
Reclassification Of Long Term Debt	1,163,321
Working capital deficit	394,483
Current portion of long-term debt	1,165,021		1,660,168
Purchase obligations funded by short term capital commitments		566,300
Excluding balance classified current due to breach covenant
Current portion of long-term debt	475,717
Ocean Rig Apollo
Syndicated secured term loan				$ 475,000